FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2023
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2023:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$836	$836
Accounts and other receivable, net (current and non-current)	—	—	2,983	2,983
Other assets (current and non-current) (1)	—	—	513	513
Financial assets (current and non-current) (2)	16	260	360	636
Total	$16	$260	$4,692	$4,968
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$5	$113	$4,289	$4,407
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	13,171	13,171
Exchangeable and class B shares (4)	—	—	1,257	1,257
Total	$5	$113	$18,717	$18,835
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(1)Excludes prepayments, assets held for sale and other non-financial assets of $894 million.
(2)FVOCI includes $260 million of derivative assets and $113 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $2,986 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b), the class C shares meet certain qualifying criteria and are presented as equity instruments in accordance with IAS 32. See Note 21 for additional information.
Included in cash and cash equivalents as at June 30, 2023 is $482 million of cash (December 31, 2022: $522 million) and $354 million of cash equivalents (December 31, 2022: $214 million).
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2022:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$736	$736
Accounts and other receivable, net (current and non-current)	—	—	3,191	3,191
Other assets (current and non-current) (1)	—	—	435	435
Financial assets (current and non-current) (2)	20	208	269	497
Total (3)	$20	$208	$4,631	$4,859
Financial liabilities
Accounts payable and other (2) (3)	$3	$70	$4,684	$4,757
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	12,913	12,913
Exchangeable and class B shares (4)	—	—	1,237	1,237
Total	$3	$70	$18,834	$18,907
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(1)Excludes prepayments, assets held for sale and other non-financial assets of $1,031 million.
(2)FVOCI includes $208 million of derivative assets and $70 million of derivative liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and other liabilities of $2,882 million.
(4)Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b), the class C shares meet certain qualifying criteria and are presented as equity instruments in accordance with IAS 32. See Note 21 for additional information.
(a)Hedging activities
Net investment hedges
The company uses foreign exchange derivative contracts to manage foreign currency exposures arising from net investments in foreign operations. For the three and six-month periods ended June 30, 2023, a pre-tax net loss of $2 million and $13 million (June 30, 2022: pre-tax net gain of $99 million and $87 million, respectively), was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at June 30, 2023, there was a derivative asset balance of $nil (December 31, 2022: $nil) and derivative liability balance of $36 million (December 31, 2022: $28 million) relating to derivative contracts designated as net investment hedges.
Cash flow hedges
The company uses foreign exchange contracts and option contracts to hedge highly probable future transactions and interest rate contracts to hedge the cash flows on its floating rate borrowings. For the three and six-month periods ended June 30, 2023, a pre-tax net gain of $89 million and $38 million (June 30, 2022: pre-tax net gain of $42 million and $134 million, respectively), was recorded in other comprehensive income for the effective portion of cash flow hedges. As at June 30, 2023, there was derivative asset balance of $260 million (December 31, 2022: $208 million) and a derivative liability balance of $77 million (December 31, 2022: $42 million) relating to the derivative contracts designated as cash flow hedges.
(b)Fair value hierarchical levels – financial instruments
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2023 and December 31, 2022:

	June 30, 2023			December 31, 2022
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Derivative assets	$—	$260	$—	$—	$214	$—
Other financial assets	16	—	—	14	—	—
	$16	$260	$—	$14	$214	$—
Financial liabilities
Derivative liabilities	$—	$118	$—	$—	$71	$—
Other financial liabilities	—	—	—	—	—	2
	$—	$118	$—	$—	$71	$2
There were no transfers between levels during the six months ended June 30, 2023.